Defined Benefit Pension Plans Schedule of Net Periodic Pension Benefit Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2,512	$ 1,980	$ 1,753
Interest cost	3,754	3,490	3,450
Expected Return on Plan Assets	(322)	(295)	(282)
Settlements and curtailments	25	(80)	0
Amortization of actuarial net (gains) loss	(85)	26	(509)
Amortization of Unrecognized Prior Service Costs	74	3	25
Net Periodic Benefit Cost	$ 5,958	$ 5,124	$ 4,437